Taxation	6 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Taxation	Taxation
For the six months ended 31 December 2023, the tax charge of $737 million (2022 – $766 million) comprises a UK tax charge of $116 million (2022 – $144 million) and a foreign tax charge of $621 million (2022 – $622 million).
For the six months ended 31 December 2023, income tax expense was recognised based on management’s best estimate of the weighted average annual income tax rate expected for the full financial year applied to the pre-tax income of the interim period in line with the relevant accounting standard.
Included in the tax charge of $737 million in the six months ended 31 December 2023 is a net exceptional tax credit of $42 million, including an exceptional tax credit of $23 million in respect of various dispute and litigation matters in North America and Europe and $13 million in respect of brand impairments in the US ready to drink portfolio.
The group has a number of ongoing tax audits worldwide for which provisions are recognised in line with the relevant international accounting standard, taking into account best estimates and management’s judgements concerning the ultimate outcome of the tax audits. For the six months ended 31 December 2023, ongoing audits that are provided for individually are not expected to result in a material tax liability. The current tax asset of $274 million (30 June 2023 – $292 million) and tax liability of $253 million (30 June 2023 – $170 million) include $213 million (30 June 2023 – $218 million) of provisions for tax uncertainties.
In December 2021, the OECD released a framework for Pillar Two Model Rules which will introduce a global minimum corporate tax rate of 15% applicable to multinational enterprise groups with global revenue over €750 million. The legislation implementing the rules in the UK was substantively enacted on 20 June 2023 and will apply to Diageo from the financial year ending 30 June 2025 onwards. Diageo is reviewing this legislation and also monitoring the status of implementation of the model rules outside of the UK to understand the potential impact on the group. Diageo has applied the temporary exception under IAS 12 in relation to the accounting for deferred taxes arising from the implementation of the Pillar Two rules.
The tax rate before exceptional items for the six months ended 31 December 2023 was 23.4% compared with 23.4% for the six months ended 31 December 2022.